Supplemental Disclosures with Respect to Cash Flows (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jan. 31, 2020	Jan. 31, 2019	Jan. 31, 2020	Jan. 31, 2019	Jul. 31, 2019	Jul. 31, 2018
Supplemental Disclosures With Respect To Cash Flows Details Abstract
Cash paid during the period for interest	$ 0	$ 0	$ 0	$ 0	$ 392,623	$ 0
Cash paid during the period for income taxes	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0